Segment Information (Tables)	3 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Schedule Of Reconciliation of Profit Under IFRS And US GAAP

A reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three months ended March 31, 2014 and 2013 is provided below (in millions).

	Three Months Ended March 31,
	2014	2013
Trading Profit under IFRS	$510	$538
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries and affiliates
Accounting for development costs	(60)	(63)
Restructuring	(12)	(9)
Interest expenses of Industrial Activities, net of interest income and eliminations	(141)	(112)
Other	(78)	(90)

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$219	$264

Schedule of Profit By Reportable Segment

The following summarizes trading profit under IFRS by reportable segment (in millions):

	Three Months Ended March 31,
	2014	2013
Agricultural Equipment	$442	$446
Construction Equipment	1	(28)
Commercial Vehicles	(74)	(23)
Powertrain	30	15
Eliminations and Other	(19)	(7)

Total Trading profit of Industrial Activities under IFRS	$380	$403

Financial Services	130	135

Trading profit under IFRS	$510	$538

Summary of Operating Segment Information

A summary of additional reportable segment information as of and for the three months ended March 31, 2014 and 2013 is as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Revenues:
Agricultural Equipment	$3,706	$3,944
Construction Equipment	774	754
Commercial Vehicles	2,354	2,363
Powertrain	1,205	977
Eliminations and Other	(776)	(736)

Net revenues of Industrial Activities under IFRS	7,263	7,302
Financial Services	509	491
Eliminations and Other	(128)	(135)
Net revenues under IFRS	7,644	7,658
Differences, principally classification proceeds from the final sale of equipment sold under buy-back commitment or leased, net of finance income of Industrial Activities	(104)	(107)

Revenues under U.S. GAAP	$7,540	$7,551